March 3, 2017

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Guggenheim Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Trust”)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, attached for filing via the EDGAR system is a preliminary proxy statement and proxy materials (“Proxy Materials”) for a special meeting of shareholders (“Meeting”) currently expected to be held on or about April 20, 2017.

The Meeting is being held for the purpose of asking shareholders of Series A (StylePlus - Large Core Series), Series B (Large Cap Value Series), Series D (World Equity Income Series), Series J (StylePlus - Mid Growth Series), Series N (Managed Asset Allocation Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series), Series V (Mid Cap Value Series), Series X (StylePlus - Small Growth Series), Series Y (StylePlus - Large Growth Series), and Series Z (Alpha Opportunity Series), each a series of the Trust (together, the “Series”), to vote to approve the adoption of a Distribution and Shareholder Services Plan for the Series.

No fee is required in connection with this filing. Definitive copies of the Proxy Materials are currently expected to be mailed to shareholders starting on or about March 24, 2017. Please direct any questions concerning the filing to Julien Bourgeois at 202.261.3451 or James V. Catano at 202.261.3376.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust